CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Income before Taxes from Continuing Operations	$ 1,094,604,897	$ 411,424,583	$ 580,842,772
Adjustment to Obtain the Operating Activities Flows:
Expected credit loss allowance	384,380,212	329,170,480	268,407,246
Depreciation Expenses	169,889,571	174,995,560	177,274,009
Loss on Net Monetary Position	3,061,019,910	1,716,089,952	972,142,971
Other Operations	1,420,211,806	1,129,431,656	1,487,441,651
Net (Increases)/Decreases from Operating Assets:
Debt securities measured at fair value through profit or loss	(700,898,409)	212,173,766	(164,739,087)
Derivative Financial Instruments	(50,248,736)	(5,640,588)	24,710,874
Repurchase Transactions	30,602,956	1,620,231	(1,556,195)
Other Financial Assets	24,675,759	(51,864,819)	(96,129,871)
Net Loans and Other Financing
Non-financial Public Sector	6,248,745	(8,074,129)	89
Other Financial Institutions	(112,974,811)	111,476,049	114,499,061
Non-financial Private Sector and Residents Abroad	1,178,653,733	878,352,734	214,624,625
Other Debt Securities	(1,581,363,083)	(1,147,970,249)	(727,979,208)
Financial Assets Pledged as Collateral	84,870,281	(523,948,522)	(85,390,640)
Investments in Equity Instruments	(7,418,292)	1,253,237	77,403,497
Other Non-financial Assets	(68,955,295)	(21,830,490)	9,208,415
Non-current Assets Held for Sale	(143,171)	181	533,270
Deposits
Non-financial Public Sector	(128,448,079)	(55,190,771)	(80,493,774)
Financial Sector	1,195,976	2,099,113	5,232,106
Non-financial Private Sector and Residents Abroad	(1,812,969,386)	832,135,018	259,554,004
Liabilities at fair value through profit or loss	99,261,451	(434,300)	925,337
Derivative Financial Instruments	14,036,377	1,926,749	7,647,499
Other Financial Liabilities	389,958,245	(211,471,825)	606,761,934
Provisions	(23,276,517)	10,796,895	(16,121,347)
Other Non-financial Liabilities	152,412,560	21,210,020	2,743,480
Income Tax Payments	(264,365,847)	(190,790,527)	(179,364,871)
NET CASH GENERATED BY OPERATING ACTIVITIES (A)	3,360,960,853	3,616,940,004	3,458,177,847
Payments:
Purchase of PP&E and Intangible Assets	(149,207,280)	(116,321,286)	(121,585,458)
Capital Contributions and purchase of shares in Investments in Subsidiaries, Associates, and Joint Ventures	(5,081,160)	(4,880,021)	(2,557,211)
Payments for business combinations	(22,475,933)	0	0
Collections:
Sale of PP&E and Intangible Assets	9,707,122	3,815,941	7,950,872
Dividends earned	2,046,202	0	12,708,610
Sales of Investments in Subsidiaries, Associates and Joint Ventures	0	0	552,485
NET CASH USED IN INVESTMENT ACTIVITIES (B)	(165,011,049)	(117,385,366)	(102,930,702)
Payments:
Unsubordinated Debt Securities	(316,861,607)	(251,973,986)	(208,571,766)
Loans from Local Financial Institutions	(676,762,714)	(322,823,845)	(217,015,073)
Dividends	(361,386,136)	(133,474,670)	(23,549,784)
Leases payments	(12,846,530)	(16,793,805)	(21,229,293)
Collections:
Debt Securities	151,227,546	423,263,190	292,033,053
Loans from Local Financial Institutions	753,468,749	471,049,679	281,396,671
NET CASH (USED IN)/GENERATED BY FINANCING ACTIVITIES (C)	(463,160,692)	169,246,563	103,063,808
EXCHANGE INCOME ON CASH AND CASH EQUIVALENTS (D)	2,084,412,920	1,128,632,321	542,884,441
NET INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)	4,817,202,032	4,797,433,522	4,001,195,394
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS	(6,559,306,636)	(4,318,829,814)	(3,143,245,921)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	8,328,438,383	7,849,834,675	6,991,885,202
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 6,586,333,779	$ 8,328,438,383	$ 7,849,834,675